UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
March 31, 2010

Shares		Description (1)				Value

		Common Stocks – 33.0% (25.5% of Total Investments)

		Aerospace & Defense – 2.1%

30,500		Lockheed Martin Corporation				$2,538,210
40,600		Raytheon Company				2,319,072

		Total Aerospace & Defense				4,857,282

		Building Products – 0.7%

35,400		Masonite Worldwide Holdings, (11)				1,526,625

		Commercial Banks – 1.1%

76,000		Banco Santander Central S.A.				1,008,520
50,100		Wells Fargo & Company				1,559,112

		Total Commercial Banks				2,567,632

		Commercial Services & Supplies – 1.1%

103,600		Pitney Bowes Inc.				2,533,020

		Communications Equipment – 1.0%

332,000		Motorola, Inc., (10)				2,330,640

		Containers & Packaging – 0.3%

32,200		Packaging Corp. of America				792,442

		Diversified Financial Services – 1.6%

714,500		Citigroup Inc., (10)				2,893,725
16,700		JPMorgan Chase & Co.				747,325

		Total Diversified Financial Services				3,641,050

		Diversified Telecommunication Services – 1.7%

49,000		AT&T Inc.				1,266,160
103,000		Frontier Communications Corporation				766,320
60,000		Verizon Communications Inc.				1,861,200

		Total Diversified Telecommunication Services				3,893,680

		Electric Utilities – 0.4%

25,900		EDP – Energias de Portugal, S.A., Sponsored ADR, (11)				1,031,387

		Food & Staples Retailing – 0.6%

68,000		Kroger Co.				1,472,880

		Household Products – 1.0%

37,200		Kimberly-Clark Corporation				2,339,136

		Industrial Conglomerates – 0.6%

80,000		General Electric Company				1,456,000

		Insurance – 6.4%

154,000		Genworth Financial Inc., Class A, (10)				2,824,360
121,100		Hartford Financial Services Group, Inc.				3,441,662
37,000		Loews Corporation				1,379,360
61,800		MetLife, Inc.				2,678,412
115,900		Symetra Financial Corporation				1,527,562
60,500		Travelers Companies, Inc.				3,263,370

		Total Insurance				15,114,726

		Machinery – 1.5%

25,300		Caterpillar Inc.				1,590,105
37,600		Ingersoll Rand Company Limited, Class A				1,311,112
26,328		Trinity Industries Inc.				525,507

		Total Machinery				3,426,724

		Media – 0.1%

3,577		SuperMedia Inc.				146,299

		Metals & Mining – 1.8%

41,000		AngloGold Ashanti Limited, Sponsored ADR				1,555,950
70,300		Barrick Gold Corporation				2,695,302

		Total Metals & Mining				4,251,252

		Oil, Gas & Consumable Fuels – 3.3%

50,500		ConocoPhillips				2,584,085
41,300		Eni S.p.A., Sponsored ADR				1,938,209
14,000		Exxon Mobil Corporation				937,720
41,000		Total S.A., Sponsored ADR				2,378,820

		Total Oil, Gas & Consumable Fuels				7,838,834

		Pharmaceuticals – 4.1%

43,400		GlaxoSmithKline PLC, Sponsored ADR				1,671,768
85,000		Merck & Company Inc.				3,174,750
117,800		Pfizer Inc.				2,020,270
76,600		Sanofi-Aventis, ADR				2,861,776

		Total Pharmaceuticals				9,728,564

		Road & Rail – 0.5%

16,500		Union Pacific Corporation				1,209,450

		Software – 1.9%

127,700		CA Inc.				2,997,119
46,400		Microsoft Corporation				1,358,128

		Total Software				4,355,247

		Tobacco – 1.2%

55,300		Philip Morris International				2,884,448

		Total Common Stocks (cost $68,832,281)				77,397,318

Shares		Description (1)				Value

		Real Estate Investment Trust Common Stocks – 32.3% (24.9% of Total Investments)

		Diversified – 1.3%

41,391		Vornado Realty Trust				$3,133,299

		Industrial – 1.3%

115,450		AMB Property Corp.				3,144,858

		Office – 6.6%

42,250		Boston Properties, Inc.				3,187,340
79,900		Corporate Office Properties				3,206,387
213,700		Douglas Emmett Inc.				3,284,569
84,750		Mack-Cali Realty Corporation				2,987,437
48,600		SL Green Realty Corporation				2,783,322

		Total Office				15,449,055

		Residential – 5.6%

174,326		Apartment Investment & Management Company, Class A				3,209,342
37,525		AvalonBay Communities, Inc.				3,240,284
90,550		Equity Residential				3,545,032
34,700		Essex Property Trust Inc.				3,121,265

		Total Residential				13,115,923

		Retail – 7.0%

44,300		Federal Realty Investment Trust				3,225,483
77,690		Macerich Company				2,976,312
88,850		Saul Centers Inc.				3,678,390
38,035		Simon Property Group, Inc.				3,191,136
82,450		Taubman Centers Inc.				3,291,404

		Total Retail				16,362,725

		Specialized – 10.5%

252,600		Extra Space Storage Inc.				3,202,968
92,300		Health Care Property Investors Inc.				3,045,900
63,900		Health Care REIT, Inc.				2,890,197
235,292		Host Hotels & Resorts Inc.				3,447,028
37,124		Public Storage, Inc.				3,415,037
137,250		Senior Housing Properties Trust				3,040,088
236,100		Sunstone Hotel Investors Inc.				2,637,237
61,200		Ventas Inc.				2,905,776

		Total Specialized				24,584,231

		Total Real Estate Investment Trust Common Stocks (cost $55,562,112)				75,790,091

Shares		Description (1)	Coupon		Ratings (2)	Value

		Capital Preferred Securities – 0.7% (0.5% of Total Investments)

		Food Products – 0.7%

15		HJ Heinz Finance Company, 144A	8.000%		BB+	$1,586,719

		Total Capital Preferred Securities (cost $1,310,000)				1,586,719

			Weighted
Principal			Average
Amount (000)		Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

		Variable Rate Senior Loan Interests – 32.1% (24.8% of Total Investments) (4)

		Chemicals – 1.7%

$400		Celanese US Holdings LLC, Credit Linked Deposit	1.979%	4/02/14	BB+	$394,500
907		Celanese US Holdings LLC, Term Loan	2.001%	4/02/14	BB+	887,817
946		Hexion Specialty Chemicals, Inc., Term Loan C4	2.500%	5/05/13	Ba3	896,704
1,871		Rockwood Specialties Group, Inc., Term Loan H	6.000%	7/30/12	Ba2	1,883,964

4,124		Total Chemicals				4,062,985

		Commercial Services & Supplies – 0.4%

998		Universal City Development Partners, Ltd., Term Loan	6.500%	11/06/14	Ba2	1,008,921

		Diversified Telecommunication Services – 2.0%

331		Intelsat, Tranche B2, Term Loan A	2.728%	1/03/14	BB-	322,704
331		Intelsat, Tranche B2, Term Loan B	2.728%	1/03/14	BB-	322,605
331		Intelsat, Tranche B2, Term Loan C	2.728%	1/03/14	BB-	322,605
1,911		Intelsat, Tranche B2, Term Loan	2.728%	7/01/13	BB-	1,862,645
1,930		MetroPCS Wireless, Inc., Term Loan	2.500%	11/03/13	Ba1	1,895,152

4,834		Total Diversified Telecommunication Services				4,725,711

		Electric Utilities – 1.5%

777		Dynegy Holdings, Inc., Delayed Term Loan	4.000%	4/02/13	Ba2	766,004
216		Dynegy Holdings, Inc., Term Loan	4.000%	4/02/13	Ba2	213,122
1,950		TXU Corporation, Term Loan B2	3.730%	10/10/14	B+	1,606,178
977		TXU Corporation, Term Loan B3	3.730%	10/10/14	B+	796,136

3,920		Total Electric Utilities				3,381,440

		Electronic Equipment & Instruments – 0.4%

963		Sensata Technologies B.V., Term Loan	1.999%	4/27/13	BB-	926,005

		Health Care Equipment & Supplies – 1.2%

1,960		Biomet, Inc., Term Loan	3.282%	3/25/15	BB-	1,933,268
989		Renal Advantage, Inc., Term Loan	2.756%	10/06/12	N/R	959,234

2,949		Total Health Care Equipment & Supplies				2,892,502

		Health Care Providers & Services – 5.5%

97		Community Health Systems, Inc., Delayed Term Loan	2.502%	7/25/14	BB	94,755
1,896		Community Health Systems, Inc., Term Loan	2.502%	7/25/14	BB	1,850,362
1,047		Fresenius SE, Term Loan C1	4.500%	9/10/14	BBB-	1,060,040
598		Fresenius SE, Term Loan C2	4.500%	9/10/14	BBB-	605,522
2,345		HCA, Inc., Term Loan	2.540%	11/18/13	BB	2,291,308
1,820		Health Management Associates, Inc., Term Loan	2.040%	2/28/14	BB-	1,767,818
1,915		Quintiles Transnational Corporation, Term Loan B	2.300%	3/29/13	BB	1,867,766
1,995		Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	2,016,197
231		United Surgical Partners International, Inc., Delayed Term Loan	2.250%	4/19/14	Ba3	223,814
1,220		United Surgical Partners International, Inc., Term Loan	2.250%	4/19/14	Ba3	1,181,679

13,164		Total Health Care Providers & Services				12,959,261

		Hotels, Restaurants & Leisure – 4.8%

1,920		24 Hour Fitness Worldwide, Inc., Term Loan B	2.755%	6/08/12	Ba3	1,915,200
680		CBRL Group, Inc., Term Loan B1	1.750%	4/27/13	BB-	674,783
24		CBRL Group, Inc., Term Loan B2	1.750%	4/26/13	BB-	24,290
2,432		Cedar Fair LP, Extended US Term Loan	4.248%	8/30/14	BB-	2,420,901
994		Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB-	1,005,033
1,995		SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	2,014,328
89		Travelport LLC, Letter of Credit	2.790%	8/23/13	Ba3	86,694
445		Travelport LLC, Term Loan	2.790%	8/23/13	Ba3	432,065
590		Venetian Casino Resort LLC, Delayed Term Loan	2.050%	5/23/14	B-	541,235
2,334		Venetian Casino Resort LLC, Term Loan	2.050%	5/23/14	B-	2,142,904

11,503		Total Hotels, Restaurants & Leisure				11,257,433

		Independent Power Producers & Energy Traders – 1.3%

750		KGEN LLC, Synthetic Letter of Credit	1.750%	2/05/14	BB	706,875
1,213		KGEN LLC, Term Loan B	2.000%	2/05/14	BB	1,142,781
469		NRG Energy, Inc., Credit Linked Deposit	0.190%	2/01/13	Baa3	459,439
710		NRG Energy, Inc., Term Loan	1.998%	2/01/13	Baa3	695,804

3,142		Total Independent Power Producers & Energy Traders				3,004,899

		Insurance – 0.2%

498		Conseco, Inc., Term Loan	7.500%	10/10/13	B-	484,147

		IT Services – 1.6%

1,950		First Data Corporation, Term Loan B1	3.000%	9/24/14	B+	1,732,066
1,991		SunGard Data Systems, Inc., Term Loan B	1.979%	2/28/14	BB	1,927,058

3,941		Total IT Services				3,659,124

		Machinery – 0.3%

693		Manitowoc Company, Term Loan	7.500%	11/06/14	BB	694,950

		Media – 6.9%

2,156		Charter Communications Operating Holdings LLC, Term Loan	2.310%	3/06/14	BB+	2,086,329
454		Discovery Communications Holdings LLC, Term Loan	2.290%	5/14/14	Baa3	453,752
1,832		Emmis Operating Company, Term Loan	4.288%	11/01/13	Caa2	1,589,524
2,488		Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	2,512,374
958		Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (7)	18.250%	4/08/12	N/R	461,730
586		Nielsen Finance LLC, Term Loan A	2.229%	8/09/13	Ba3	563,201
1,250		Nielsen Finance LLC, Term Loan B	3.979%	5/02/16	Ba3	1,230,004
772		SuperMedia, Term Loan	8.000%	12/31/15	B-	725,934
1,975		Tribune Company, Term Loan B, (5), (6)	3.000%	6/04/14	Ca	1,262,355
341		Tribune Company, Term Loan X, (5), (6)	2.750%	N/A	Ca	215,210
2,000		Univision Communications, Inc., Term Loan	2.540%	9/29/14	B2	1,786,494
2,000		UPC Broadband Holding BV, Term Loan N	2.180%	12/31/14	Ba3	1,941,250
1,690		Yell Group PLC, Term Loan	3.998%	7/31/14	N/R	1,284,201

18,502		Total Media				16,112,358

		Pharmaceuticals – 2.0%

2,096		Mylan Laboratories, Inc., Term Loan	3.551%	10/02/14	BB+	2,101,240
1,568		Warner Chilcott Corporation, Add on Term Loan	5.750%	4/30/15	BB+	1,574,071
496		Warner Chilcott Corporation, Term Loan A	5.500%	10/30/14	BB+	497,324
228		Warner Chilcott Corporation, Term Loan B1	5.750%	4/30/15	BB+	229,085
380		Warner Chilcott Corporation, Term Loan B2	5.750%	4/30/15	BB+	381,468

4,768		Total Pharmaceuticals				4,783,188

		Real Estate Management & Development – 0.5%

1,184		LNR Property Corporation, Term Loan B	3.480%	7/12/11	CCC	1,088,206

		Road & Rail – 1.4%

266		Hertz Corporation, Letter of Credit	2.021%	12/21/12	Ba1	263,496
1,443		Hertz Corporation, Term Loan	1.987%	12/21/12	Ba1	1,428,337
1,757		Swift Transportation Company, Inc., Term Loan	8.250%	5/10/14	B-	1,686,167

3,466		Total Road & Rail				3,378,000

		Trading Companies & Distributors – 0.4%

192		Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.007%	1/20/14	BB-	189,021
786		Brenntag Holdings GmbH & Co. KG, Facility B2	1.997%	1/20/14	BB-	774,158

978		Total Trading Companies & Distributors				963,179

$79,627		Total Variable Rate Senior Loan Interests (cost $78,766,447)				75,382,309

Principal
Amount (000)(8)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Emerging Markets Debt and Foreign Corporate Bonds – 26.0% (20.0% of Total Investments)

		Argentina – 1.6%

$210		Arcos Dorados S.A., 144A	7.500%	10/01/19	BBB-	$218,400
250		City of Buenos Aires, Argentina, 144A, Wl/DD	12.500%	4/06/15	B2	259,982
1,085		Republic of Argentina	8.280%	12/31/33	B-	819,108
1,703	EUR	Republic of Argentina	7.820%	12/31/33	B-	1,495,263
865		Republic of Argentina	2.500%	12/31/38	B-	314,860
1,720	EUR	Republic of Argentina	2.260%	12/31/38	B-	714,359

		Total Argentina				3,821,972

		Bahrain – 0.2%

430		Kingdom of Bahrain, Wl/DD	5.500%	3/31/20	A	428,266

		Brazil – 1.6%

280		Banco do Brasil, 144A	8.500%	10/20/49	Baa2	312,200
100		Banco Nacional de Desenvolvimento Economico e Social, Reg S	6.369%	6/16/18	BBB-	106,500
120		BFF International Limited, 144A	7.250%	1/28/20	BB+	122,400
225		Cia Brasileira de Bebidas	8.750%	9/15/13	BBB+	266,906
695	BRL	Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Ba2	499,606
120		Federative Republic of Brazil	7.875%	3/07/15	BBB-	142,500
60		Federative Republic of Brazil	10.125%	5/15/27	BBB-	88,350
335		Federative Republic of Brazil	11.000%	8/17/40	BBB-	450,072
265		Globo Comunicacao Participacoes, S.A., 144A	7.250%	4/26/22	BBB-	280,237
70	BRL	National Treasury Note of Brazil	10.000%	1/01/12	BBB	393,067
155		Petrobras International Finance Company	8.375%	12/10/18	Baa1	188,136
510		Petrobras International Finance Company	7.875%	3/15/19	Baa1	599,025
215		Rearden G Holdings	7.875%	3/30/20	BB-	218,763
150		Telemar Norte Leste S.A., 144A	9.500%	4/23/19	Baa2	178,875

		Total Brazil				3,846,637

		Canada – 0.1%

225		Pacific Rubiales Energy Corporation, 144A	8.750%	11/10/16	B+	245,250

		Cayman Islands – 0.2%

285		Fibria Overseas Finance, 144A	9.250%	10/30/19	Ba1	326,325
180		Minerva Overseas II Limited, 144A	10.875%	11/15/19	B-	195,075

		Total Cayman Islands				521,400

		Chile – 0.2%

450		Coporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	A1	433,936
55		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A3	55,736

		Total Chile				489,672

		Colombia – 1.4%

277,000	COP	Bogota Distrito Capital, Reg S	9.750%	7/26/28	BBB-	153,393
125		Colbun S.A., 144A	6.000%	1/21/20	BBB-	126,156
645		Republic of Colombia	11.750%	2/25/20	BBB-	948,150
2,029,000	COP	Republic of Colombia	9.850%	6/28/27	BB+	1,245,336
325		Republic of Colombia	10.375%	1/28/33	BBB-	465,562
425		Republic of Colombia	6.125%	1/18/41	BBB-	408,000

		Total Colombia				3,346,597

		Costa Rica – 0.2%

285		Republic of Costa Rica, Reg S	9.995%	8/01/20	BB+	377,625

		Croatia – 0.3%

185	EUR	Republic of Croatia	6.500%	1/05/15	BBB	270,485
325		Republic of Croatia, 144A	6.750%	11/05/19	BBB	358,282

		Total Croatia				628,767

		Dominican Republic – 0.9%

1,831		Dominican Republic, Reg S	9.040%	1/23/18	B	2,022,964

		Ecuador – 0.1%

180		Republic of Ecuador, Reg S	9.375%	12/15/15	CCC+	168,750

		El Salvador – 0.9%

866		Republic of El Salvador, Reg S	7.750%	1/24/23	Baa3	961,260
510		Republic of El Salvador, Reg S	7.625%	9/21/34	Baa3	563,550
500		Republic of El Salvador, Reg S	8.250%	4/10/32	Baa3	555,625

		Total El Salvador				2,080,435

		Gabon – 0.5%

1,135		Republic of Gabon, Reg S	8.200%	12/12/17	BB-	1,257,580

		Ghana – 0.8%

1,610		Republic of Ghana, Reg S	8.500%	10/04/17	B+	1,787,100

		Hungary – 0.3%

620		Republic of Hungary, Government Bond	6.250%	1/29/20	Baa1	661,970
31,000	HUF	Republic of Hungary, Treasury Bill	6.000%	11/24/23	BBB-	145,730

		Total Hungary				807,700

		India – 0.1%

255		Cemex Finance LLC, 144A	9.500%	12/14/16	B	265,200

		Indonesia – 0.6%

135		Republic of Indonesia, Reg S	10.375%	5/04/14	BB	168,413
130		Republic of Indonesia, Reg S	7.250%	4/20/15	BB	147,808
110		Republic of Indonesia, Reg S	6.875%	3/09/17	BB	122,942
710		Republic of Indonesia, Reg S	11.625%	3/04/19	BB	1,024,175

		Total Indonesia				1,463,338

		Israel – 0.2%

310		Israel Electric Corporation Limited, 144A	9.375%	1/28/20	BBB	386,483

		Kazakhstan – 1.5%

400		Kazakhstan Development Bank	6.500%	6/03/20	Baa2	378,608
530		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	Baa2	683,700
465		KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	Baa2	565,556
1,295		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	Baa1	1,583,137
214		Tengizchevroil LLP, 144A	6.124%	11/15/14	BBB-	229,755

		Total Kazakhstan				3,440,756

		Lithuania – 0.5%

1,110		Republic of Lithuania, 144A	7.375%	2/11/20	Baa1	1,220,502

		Malaysia – 0.6%

450		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	488,285
275		Pertoliam Nasional Berhad, Reg S	7.625%	10/15/26	A-	328,992
565		Petronas Capital Limited, 144A	5.250%	8/12/19	A1	574,860

		Total Malaysia				1,392,137

		Mexico – 1.1%

80		Banco Mercantil del Norte, Reg S	6.135%	10/13/16	A3	79,620
221		Conproca SA, Reg S	12.000%	12/16/10	BBB	227,958
2,785	MXN	Mexico Bonos de DeSarrollo	7.250%	12/15/16	A	225,661
2,825	MXN	Mexico Bonos de DeSarrollo	7.750%	12/14/17	A	233,289
100		Pemex Project Funding Master Trust	5.750%	3/01/18	Baa1	103,415
4,500	MXN	United Mexican States	8.000%	12/19/13	A	384,022
8,000	MXN	United Mexican States	9.500%	12/18/14	A	720,105
150,000	ITL	United Mexican States, (9)	11.000%	5/08/17	Baa1	144,917
232		United Mexican States	6.050%	1/11/40	Baa1	232,580
150		Urbi Desarrollos Urbanos S.A.B. de C.V, 144A	9.500%	1/21/20	BB-	163,125

		Total Mexico				2,514,692

		Morocco – 0.1%

105	EUR	Kingdom of Morocco, Reg S	5.375%	6/27/17	BBB-	147,929

		Netherlands – 0.9%

340		Halyk Savings Bank of Kazakhstan, Reg S	7.250%	5/03/17	Ba2	333,625
454		Intergas Finance B.V, Reg S	6.375%	5/14/17	Baa1	469,890
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/13/16	Baa3	384,825
105		Majapahit Holdings BV, 144A	8.000%	8/07/19	BB	115,894
515		Majapahit Holdings BV, Reg S	8.000%	8/07/19	BB	568,431
240		Voto Votorantim Overseas Trading Operations, 144A	6.625%	9/25/19	BBB	241,800

		Total Netherlands				2,114,465

		Pakistan – 0.9%

585		Islamic Republic of Pakistan, Reg S	7.125%	3/31/16	B-	550,287
580		Islamic Republic of Pakistan, Reg S	6.875%	6/01/17	B-	530,700
1,175		Islamic Republic of Pakistan, Reg S	7.875%	3/30/36	B1	949,399

		Total Pakistan				2,030,386

		Panama – 0.5%

180		AES Panama, Reg S	6.350%	12/21/16	BB+	182,410
245		Republic of Panama	7.250%	3/15/15	BB+	281,137
620		Republic of Panama	8.875%	9/30/27	BB+	802,900

		Total Panama				1,266,447

		Peru – 0.8%

280		Banco Credito del Peru, 144A	9.750%	11/06/69	BB	306,600
285		Republic of Peru	9.875%	2/06/15	BBB-	361,950
230		Republic of Peru	8.375%	5/03/16	BBB-	280,945
260		Republic of Peru	7.350%	7/21/25	BBB-	302,900
535		Republic of Peru	8.750%	11/21/33	BBB-	711,550

		Total Peru				1,963,945

		Philippines – 0.7%

380		National Power Corporation	9.625%	5/15/28	BB-	469,300
130		Republic of the Philippines	9.875%	1/15/19	BB-	171,275
200		Republic of the Philippines	6.500%	1/20/20	BB-	216,500
340		Republic of the Philippines	10.625%	3/16/25	BB-	488,750
50		Republic of the Philippines	9.500%	2/02/30	BB-	67,000
145		The Power Sector Assets and Liabilities Management Corporation of the Philippines, 144A	7.390%	12/02/24	BB-	153,337
130		The Power Sector Assets and Liabilities Management Corporation of the Philippines, Reg S	7.250%	5/27/19	BB-	141,552

		Total Philippines				1,707,714

		Poland – 0.0%

45	EUR	Republic of Poland	5.250%	1/20/25	A2	61,617

		Qatar – 0.2%

300		Commercial Bank of Qatar, 144A	7.500%	11/18/19	A2	312,000
230		State of Qatar, 144A	6.400%	1/20/40	Aa2	241,500

		Total Qatar				553,500

		Russian Federation – 1.2%

310		Alrosa Finance S.A., Reg S	8.875%	11/17/14	Ba3	339,062
505		Gaz Capital S.A., Reg S	9.250%	4/23/19	Baa1	599,687
635		Gaz Capital S.A., 144A	9.250%	4/23/19	Baa1	754,062
325		Gaz Capital S.A., Reg S	8.625%	4/28/34	A3	378,657
156		Russian Federation, Reg S	7.500%	3/31/30	Baa1	183,199
30		Russian Ministry of Finance, Reg S	12.750%	6/24/28	BBB	53,403
340		Transcapitalinvest LP, Reg S	5.670%	3/05/14	A2	357,000
155		VTB Capital S.A., 144A	6.465%	3/04/15	Baa1	159,262

		Total Russian Federation				2,824,332

		Serbia – 0.9%

1,375		Republic of Serbia, 144A	6.750%	11/01/24	BB-	1,357,812
845		Republic of Serbia, Reg S	6.750%	11/01/24	BB-	845,000

		Total Serbia				2,202,812

		South Africa – 1.2%

1,275		Republic of South Africa	7.375%	4/25/12	A3	1,404,157
360		Republic of South Africa	6.500%	6/02/14	A3	398,250
390		Republic of South Africa	6.875%	5/27/19	A3	437,287
585		Republic of South Africa	5.500%	3/09/20	A3	595,237

		Total South Africa				2,834,931

		South Korea – 0.2%

135		Korea Development Bank	8.000%	1/23/14	A	155,817
115		National Agricutlural Cooperative Federation, Reg S	5.000%	9/30/14	A	119,389
140		Republic of Korea	5.750%	4/16/14	A	153,168

		Total South Korea				428,374

		Trinidad – 0.1%

185		Petroleum Company of Trinidad & Tobago Limited, 144A	9.750%	8/14/19	BBB	211,363

		Tunisia – 0.4%

715		Banque de Tunisie	7.375%	4/25/12	BBB	790,969
110	EUR	Banque de Tunisie, Reg S	4.500%	6/22/20	BBB	145,229

		Total Tunisia				936,198

		Turkey – 0.7%

135		Republic of Turkey, Government Bond	7.250%	3/15/15	BB	152,388
475		Republic of Turkey, Government Bond	7.250%	3/05/38	BB	499,938
340		Republic of Turkey, Government Bond	6.750%	5/30/40	BB	335,750
765	TRY	Republic of Turkey	12.000%	8/14/13	Baa3	659,154

		Total Turkey				1,647,230

		Ukraine – 1.0%

660		Republic of Ukraine, Reg S	6.875%	3/04/11	B1	666,006
325		Republic of Ukraine, Reg S	6.385%	6/26/12	B2	327,470
510		Republic of Ukraine, Reg S	7.650%	6/11/13	B1	521,016
595	EUR	Republic of Ukraine, Reg S	4.950%	10/13/15	B2	725,363

		Total Ukraine				2,239,855

		United Arab Emirates – 0.4%

750		Emirate of Abu Dhabi, 144A	5.500%	4/08/14	AA	816,723

		Uruguay – 1.0%

3,068	UYU	Republic of Uruguay	5.000%	9/14/18	BB-	168,106
360		Republic of Uruguay	7.875%	1/15/33	BB	419,400
1,447		Republic of Uruguay	7.625%	3/21/36	BB	1,645,568

		Total Uruguay				2,233,074

		Venezuela – 0.9%

110		Republic of Venezuela, Reg S	7.750%	10/13/19	BB-	78,925
575		Republic of Venezuela, Reg S	9.000%	5/07/23	BB-	429,813
205		Republic of Venezuela, Reg S	8.250%	10/13/24	BB-	142,988
110		Republic of Venezuela	10.750%	9/19/13	BB-	108,075
350		Republic of Venezuela	8.500%	10/08/14	BB-	306,250
660		Republic of Venezuela	7.650%	4/21/25	BB-	432,300
105		Republic of Venezuela	9.250%	9/15/27	BB-	82,688
565		Republic of Venezuela	9.375%	1/13/34	BB-	416,688
305		Republic of Venezuela, Reg S	7.000%	3/31/38	BB-	182,238

		Total Venezuela				2,179,965

		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $54,004,503)				60,914,683

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value

		Short-Term Investments – 5.6% (4.3% of Total Investments)

$13,163		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $13,163,406, collateralized by $13,395,000 U.S. Treasury Notes, 2.375%, due 8/31/14, value $13,428,488	0.000%	4/01/10		$13,163,406

		Total Short-Term Investments (cost $13,163,406)				13,163,406

		Total Investments (cost $271,638,749) – 129.7%				304,234,526

		Borrowings – (27.7)% (12)				(65,000,000)

		Other Assets Less Liabilities – (2.0)%				(4,702,137)

		Net Assets Applicable to Common Shares – 100%				$234,532,389

		Investments in Derivatives

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (13)	Date	Price	Value

		Call Options Written

(410)		Anglogold Limited	$(1,640,000)	10/16/10	$40.0	$(135,300)
(3,090)		Citigroup Inc.	(1,236,000)	9/18/10	4.0	(143,685)
(1,540)		Genworth Financial Inc.	(2,618,000)	9/18/10	17.0	(447,370)
(165)		Union Pacific Corporation	(1,237,500)	8/21/10	75.0	(62,700)

(5,205)		Total Call Options Written (premiums received $612,662)	(6,731,500)			$(789,055)

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2010:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	110,000	U.S. Dollar	60,947	6/16/10	$21
Brazilian Real	2,420,000	U.S. Dollar	1,343,996	6/16/10	3,623
Colombian Peso	2,763,823,000	U.S. Dollar	1,431,291	4/30/10	(5,454)
Euro	2,345,000	U.S. Dollar	3,213,963	6/16/10	46,547
Euro	140,000	U.S. Dollar	189,328	6/16/10	228
Euro	135,000	U.S. Dollar	184,144	6/16/10	1,798
Euro	46,000	U.S. Dollar	61,729	6/16/10	(403)
Euro	26,000	U.S. Dollar	34,565	6/16/10	(553)
Hungarian Forint	23,700,000	U.S. Dollar	120,482	6/16/10	912
Mexican Peso	9,066,000	U.S. Dollar	716,992	6/16/10	(10,837)
Mexican Peso	1,174,000	U.S. Dollar	92,169	6/16/10	(2,081)
Mexican Peso	1,173,000	U.S. Dollar	92,110	6/16/10	(2,060)
Turkish Lira	950,000	U.S. Dollar	606,138	6/16/10	(11,807)
U.S. Dollar	381,525	Brazilian Real	698,000	6/16/10	5,079
U.S. Dollar	197,694	Brazilian Real	360,000	6/16/10	1,701
U.S. Dollar	309,910	Indian Rupee	14,135,000	4/30/10	4,285
U.S. Dollar	309,774	Indian Rupee	14,135,000	4/30/10	4,421
U.S. Dollar	608,498	Israeli Shekel	2,270,000	6/16/10	5,283
U.S. Dollar	467,235	Kazakhstan Tenge	68,450,000	3/10/11	(863)
U.S. Dollar	155,668	Kazakhstan Tenge	22,343,000	7/13/10	(3,485)
U.S. Dollar	118,089	Kazakhstan Tenge	16,993,000	7/12/10	(2,347)
U.S. Dollar	37,044	Kazakhstan Tenge	5,364,000	7/12/10	(509)
U.S. Dollar	105,100	Ukraine Hryvna	1,051,000	7/22/10	23,048
U.S. Dollar	105,034	Ukraine Hryvna	1,050,341	7/22/10	23,033
U.S. Dollar	994,877	Yuan Renminbi	6,681,000	9/28/10	(4,894)
U.S. Dollar	255,804	Yuan Renminbi	1,719,000	9/28/10	(1,084)
Ukraine Hryvna	1,261,000	U.S. Dollar	120,095	7/22/10	(33,658)
Ukraine Hryvna	840,341	U.S. Dollar	87,536	7/22/10	(14,927)

					$25,017

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks*	$74,839,306	$2,558,012	$—	$77,397,318
REIT Common Stocks	75,790,091	—	—	75,790,091
Preferred Securities**	—	1,586,719	—	1,586,719
Variable Rate Senior Loan Interests	—	75,382,309	—	75,382,309
Emerging Markets Debt and Foreign Corporate Bonds	—	60,914,683	—	60,914,683
Short-Term Investments	13,163,406	—	—	13,163,406
Derivatives:
Call Options Written	(789,055)	—	—	(789,055)
Forward Foreign Currency Exchange Contracts ***	—	25,017	—	25,017

Total	$163,003,748	$140,466,740	$—	$303,470,488

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

***	Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Emerging Markets
Debt and Foreign
Corporate Bonds

Balance at beginning of period	$229,331
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(1,373)
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers into (out of) at end of period fair value	(227,958)

Balance at end of period	$—

Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Value	Location	Value

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$119,979	Unrealized depreciation on forward foreign currency exchange contracts	$94,962

Equity Price	Options	—	—	Call options written, at value	789,055

Total			$119,979		$884,017

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2010, the cost of investments (excluding call options written) was $280,475,284.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$42,884,243
Depreciation	(19,125,001)

Net unrealized appreciation (depreciation) of investments	$23,759,242

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to March 31, 2010, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest.

(7)	At or subsequent to March 31, 2010, the Fund’s Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	Market of issuance for this investment is Euro. Euro par equals 77,469.

(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(11)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(12)	Borrowings as a percentage of Total Investments is 21.4%.

(13)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

HUF	Hungarian Forint

ITL	Italian Lira

MXN	Mexican Peso

TRY	Turkish New Lira

UYU	Uruguayan Peso

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010